Submission	May 29, 2026
Submission [Line Items]
Central Index Key	0001873454
Registrant Name	Ruanyun Edai Technology Inc.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A